Shareholder Report, Average Annual Return (Details)	12 Months Ended	39 Months Ended
	Aug. 31, 2024	Aug. 31, 2024
Putnam Sustainable Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Sustainable Leaders ETF (NAV)
Average Annual Return, Percent	32.00%	9.50%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	26.14%	9.74%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Sustainable Leaders ETF (Market Price)
Average Annual Return, Percent	31.91%	9.50%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	27.14%	11.29%